Supplemental Cash Flow Information - Summary of Assets, Liabilities and Gains of Loss of Control after Deconsolidation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets	¥ 325,514	¥ 190,649
Cash and cash equivalents	256,978	123,606	¥ 134,698	¥ 33,652
Trade and other receivables	37,644	42,892
Non-current assets	161,073	112,790
Current liabilities	(123,226)	(101,417)
Non-current liabilities	(154,847)	(12,045)
Other comprehensive income	6,137	¥ (3,533)	¥ 1,252
LINE Games Corporation [member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets	2,969
Cash and cash equivalents	930
Trade and other receivables	758
Other current assets	1,281
Non-current assets	4,570
Current liabilities	(1,276)
Non-current liabilities	(265)
Other comprehensive income	(180)
Non-controlling interests	(1,974)
Total	3,844
Fair value of investment owned by the Group	19,144
Gain on loss of control of subsidiaries	¥ 15,300